COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Amounts due to related parties | ¥	¥ 7,734	¥ 680
Accrued expenses and other current liabilities | ¥	¥ 84,250	79,532
Number of shares issuable upon conversion of Class B ordinary share	1
Treasury shares	6,712,694
Class A ordinary shares
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, issued shares	72,475,630
Ordinary shares, outstanding shares	65,762,936
Number of shares issuable upon conversion of Class B ordinary share	1
Class B ordinary shares
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, issued shares	23,636,706
Ordinary shares, outstanding shares	23,636,706
VIEs
Amounts due to related parties | ¥	¥ 130	33
Accrued expenses and other current liabilities | ¥	¥ 322	¥ 30